Deferred Income Tax - Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences) (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition	€ 2,819	€ 2,701
Leased right-of-use assets	273
Revaluation of derivative financial instruments to fair value	11	11
Rolled-over capital gains	13	13
Total	€ 3,116	€ 2,725